14. STOCK OPTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
STOCK OPTIONS

Description of Stock Option Plan

In fiscal year 2011, the Company authorized a Stock Incentive Plan whereby a maximum of 18,870,184 shares of the Company’s common stock could be granted in the form of Non-Qualified Stock Options, Incentive Stock Options, Stock Appreciation Rights, Restricted Stock, Restricted Stock Units, and Other Stock-Based Awards. On April 18, 2013, the Company’s Board of Directors voted to increase to 35,000,000 the maximum allowable shares of the Company’s common stock allocated to the 2011 Stock Incentive Plan. The Company has outstanding unexercised stock option grants totaling 40,720,000 shares as of September 30, 2015. All grants are non-qualified as the plan was not approved by the shareholders within one year of its adoption.

Determining Fair Value under ASC 505

The Company records compensation expense associated with stock options and other equity-based compensation using the Black-Scholes-Merton option valuation model for estimating fair value of stock options granted under our plan. The Company amortizes the fair value of stock options on a ratable basis over the requisite service periods, which are generally the vesting periods. The expected life of awards granted represents the period of time that they are expected to be outstanding.  The Company estimates the volatility of our common stock based on the historical volatility of its own common stock over the most recent period corresponding with the estimated expected life of the award. The Company bases the risk-free interest rate used in the Black Scholes-Merton option valuation model on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award. The Company has not paid any cash dividends on our common stock and does not anticipate paying any cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of zero in the Black-Scholes-Merton option valuation model and adjusts share-based compensation for changes to the estimate of expected equity award forfeitures based on actual forfeiture experience. The effect of adjusting the forfeiture rate is recognized in the period the forfeiture estimate is changed.

Stock Option Activity

During the six months ended June 30, 2015, the Company had no stock option activity.

As of June 30, 2015, there are 40,570,000 options to purchase common stock at an average exercise price of $0.058 per share outstanding under the 2011 Stock Incentive Plan. The Company recorded $101,058 and $580,335 of compensation expense, net of related tax effects, relative to stock options for the three months ended June 30, 2015 and 2014 in accordance with ASC 505. Net loss per share (basic and diluted) associated with this expense was approximately ($0.00). At June 30, 2015, there is $437,828 of total unrecognized costs related to employee granted stock options that are not vested. These costs are expected to be recognized over a period of approximately 4.21 years.

Stock option activity for the six months ended June 30, 2015 and the years ended December 31, 2014 and 2013 is as follows:

	Weighted Average
	Options	Exercise Price	$
Outstanding as of December 31, 2012	12,851,187	0.098	1,259,781
Granted	34,000,000	0.070	2,386,000
Exercised	-	-	-
Forfeitures	(6,000,000)	(0.030)	(180,108)
Outstanding as of December 31, 2013	40,851,187	0.085	3,465,673
Granted	49,720,000	0.075	3,706,000
Exercised	(5,126,187)	(0.133)	(682,922)
Forfeitures	(44,725,000)	(0.092)	(4,132,751)
Outstanding as of December 31, 2014	40,720,000	$0.058	$2,356,000
Granted	-	-	-
Exercised	-	-	-
Forfeitures	(150,000)	(0.050)	(7,500)
Outstanding as of June 30, 2015	40,570,000	$0.058	$2,348,500

The following table summarizes information about stock options outstanding and exercisable at June 30, 2015:

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exerciseable	Exerciseable	Exerciseable
$0.05	24,570,000	4.30	$0.050	9,107,500	$0.050
0.07	16,000,000	4.08	0.070	3,333,333	0.070
	40,570,000	4.21	$0.058	12,440,833	$0.057

Stock option grants totaling 40,570,000 shares of common stock have an intrinsic value of $0 as of June 30, 2015.

Description of Stock Option Plan

In fiscal year 2011, the Company authorized a Stock Incentive Plan whereby a maximum of 18,870,184 shares of the Company’s common stock could be granted in the form of Non-Qualified Stock Options, Incentive Stock Options, Stock Appreciation Rights, Restricted Stock, Restricted Stock Units, and Other Stock-Based Awards. On April 18, 2013, the Company’s Board of Directors voted to increase to 35,000,000 the maximum allowable shares of the Company’s common stock allocated to the 2011 Stock Incentive Plan. The Company has outstanding unexercised stock option grants totaling 40,720,000 shares as of December 31, 2014. All grants are non-qualified as the plan was not approved by the shareholders within one year of its adoption.

Determining Fair Value under ASC 505

The Company records compensation expense associated with stock options and other equity-based compensation using the Black-Scholes-Merton option valuation model for estimating fair value of stock options granted under our plan. The Company amortizes the fair value of stock options on a ratable basis over the requisite service periods, which are generally the vesting periods. The expected life of awards granted represents the period of time that they are expected to be outstanding.  The Company estimates the volatility of our common stock based on the historical volatility of its own common stock over the most recent period corresponding with the estimated expected life of the award. The Company bases the risk-free interest rate used in the Black Scholes-Merton option valuation model on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award. The Company has not paid any cash dividends on our common stock and does not anticipate paying any cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of zero in the Black-Scholes-Merton option valuation model and adjusts share-based compensation for changes to the estimate of expected equity award forfeitures based on actual forfeiture experience. The effect of adjusting the forfeiture rate is recognized in the period the forfeiture estimate is changed.

Stock Option Activity

During the year ended December 31, 2013, the Company had the following stock option activity:

On November 3, 2013, the Company’s Board of Directors granted Sterling Scott, the Company’s then Chief Executive Officer, a stock option via the Company’s 2011 Stock Incentive Plan to purchase 12,000,000 shares of the Company’s common stock at an exercise price of $0.085 per share, which represents the fair value of one share of the Company’s common stock on the date of grant. Per the terms of the stock option agreement, the shares were to vest in twenty-four (24) equal monthly installments on the last day of each month commencing from and after October 31, 2013, they could be exercised at any time on or after the grant date, the term was ten years, and the options could be exercised on a cashless basis. The Company valued the options at $537,600 using the Black-Scholes option pricing model using the following assumptions: (i) dividend yield of 0%; (ii) expected volatility of 82.77%; (iii) risk free rate of 0.02%, (iv) expected term of 3 years, and a per share market price of $0.085, which was the closing price of the Company’s shares on November 1, 2013. Beginning in November 2013 and ending October 2015, the Company will expense the $537,600 over the 24-month vesting term of the option. On July 3, 2014, Sterling Scott exercised his option on a cashless basis and was issued 795,455 shares of restricted common stock at $.085 per share. Mr. Scott was awarded a stock option grant on November 3, 2013 for 12,000,000 shares and had vested 3,500,000 shares as of his resignation on May 19, 2014.

On November 3, 2013, the Company’s Board of Directors granted John Genesi, the Company’s then Chief Financial Officer, a stock option via the Company’s 2011 Stock Incentive Plan to purchase 10,000,000 shares of the Company’s common stock at an exercise price of $0.085 per share, which represents the fair value of one share of the Company’s common stock on the date of grant. Per the terms of the stock option agreement, the shares were to vest in twenty-four (24) equal monthly installments on the last day of each month commencing from and after October 31, 2013, they could be exercised at any time on or after the grant date, the term was ten years, and the options could be exercised on a cashless basis. The Company valued the options at $448,000 using the Black-Scholes option pricing model using the following assumptions: (i) dividend yield of 0%; (ii) expected volatility of 82.77%; (iii) risk free rate of 0.02%, (iv) expected term of 3 years, and a per share market price of $0.085, which was the closing price of the Company’s shares on November 1, 2013. Beginning in November 2013 and ending October 2015, the Company will expense the $448,000 over the 24-month vesting term of the option. On July 15, 2014, the Company entered into a Severance Agreement with Mr. Genesi whereby Mr. Genesi resigned as Chief Financial Officer and the Parties cancelled the Executive Employment Agreement dated November 3, 2013, including this 10,000,000 share stock option grant.

On November 3, 2013, the Company’s Board of Directors approved a stock option grant to Rob Hunt, a then Director and President of GrowLife Hydroponics, Inc., via the Company’s 2011 Stock Incentive Plan to purchase 12,000,000 shares of the Company’s common stock at an exercise price of $0.043 per share, which represents the fair value of one share of the Company’s common stock on June 7, 2013. The option grant was made retro-active to June 8, 2013, the date on which Mr. Hunt became a Director of the Company and the President of GrowLife Hydroponics, Inc. Per the terms of the stock option agreement, the shares were to vest in twenty-four (24) equal monthly installments on the last day of each month commencing from and after June 7, 2013, they could be exercised at any time on or after the grant date, the term was ten years, and the options could be exercised on a cashless basis. The Company valued the options at $228,000 using the Black-Scholes option pricing model using the following assumptions: (i) dividend yield of 0%; (ii) expected volatility of 82.77%; (iii) risk free rate of 0.04%, (iv) expected term of 2 years, and a per share market price of $0.043, which was the closing price of the Company’s shares on June 7, 2013. Beginning in June 2013 and ending May 2015, the Company will expense the $228,000 over the 24-month vesting term of the option.On October 17, 2014, the Company entered into a Settlement Agreement and Release with Mr. Robert Hunt, whereby the Parties cancelled the Executive Services Agreement ("ESA") dated June 7, 2013 and his stock option grant for 12,000,000 shares.

During the year ended December 31, 2014, the Company had the following stock option activity:

On January 31, 2014, Doug Braun, a former employee, exercised a stock option granted during fiscal year 2011 to purchase 2,351,187 shares of the Company’s common stock at a per share exercise price of $0.019 per share, which generated proceeds of $44,673 for the Company.

On March 20, 2014, Doug Braun, a former employee, exercised a stock option granted in fiscal year 2011 to purchase 4,500,000 shares of the Company’s common stock at $0.23 per share exercised his option on a cashless basis. Per the terms of the Stock Option Agreement, the net number of shares of the Company’s common stock issued to Mr. Braun was 2,775,000.

On June 3, 2014, the Company’s Board of Directors granted four employees, a stock option via the Company’s 2011 Stock Incentive Plan to purchase a total 9,000,000 shares of the Company’s common stock at an exercise price of $0.150 per share, which represents the fair value of the Company’s common stock on the date of grant. Per the terms of the stock option agreement, the shares were to vest in twenty-four (24) equal monthly installments starting August 1, 2013 to October 1, 2013.  The term was five years, and the options could be exercised on a cashless basis. The Company valued the options at $608,724 using the Black-Scholes option pricing model using the following assumptions: (i) dividend yield of 0%; (ii) expected volatility of 200.0%; (iii) risk free rate of 0.78%, (iv) expected term of 3 years, and a per share market price of $0.15, which was the closing price of the Company’s shares on June 3, 2014. Beginning in June 2014 and ending October 2015, the Company will expense the $608,724 over the 24-month vesting term of the option. The four employees cancelled the stock option grants as of September 30, 2014.

On July 3, 2014, Sterling C. Scott exercised his option on a cashless basis and was issued 795,455 shares of our restricted common stock valued at $67,614 or $.085 per share.

On July 15, 2014, the Company entered into a Severance Agreement with Mr. Genesi whereby Mr. Genesi resigned as Chief Financial Officer and the Parties cancelled the Executive Employment Agreement dated November 3, 2013, including the stock option grant for 10,000,000 shares.

On July 31, 2014, the Company’s Board of Directors granted Mr. Scott an option to purchase 16,000,000 shares of the Company’s common stock under the Company’s 2011 Stock Incentive Plan at an exercise price of $0.07 per share, the fair market price on July 31, 2014. The shares vest as follows:

i	Two million shares will vest immediately upon securing a market maker with an approved 15c2-11 resulting in the Company’s relisting on OTCBB (not earned as of December 31, 2014);

ii	Two million shares will vest immediately upon the successful approval and effectiveness of the Company’s S-1 (not earned as of December 31, 2014);

iii	Two million shares will vest immediately upon the Company’s resolution of the class action lawsuits (not earned as of December 31, 2014); and,

iv	Ten million shares will vest on a monthly basis over a period of three years beginning on the July 1, 2014.

All options will have a five-year life and allow for a cashless exercise. The stock option grant is subject to the terms and conditions of the Company’s Stock Incentive Plan, including vesting requirements.  The Company valued the grant for 10,000,000 shares at $292,480 using the Black-Scholes option pricing model using the following assumptions: (i) dividend yield of 0%; (ii) expected volatility of 200.0%; (iii) risk free rate of 0.78%, (iv) expected term of 3 years, and a per share market price of $0.07, which was the closing price of the Company’s shares on July 1, 2014. Beginning in August 2014 and ending five years from issuance, the Company will expense the $292,480 over the 36-month vesting term of the option.

On October 10, 2014, the Company’s Board of Directors granted three employees, a stock option grant via the Company’s 2011 Stock Incentive Plan to purchase a total 17,500,000 shares of the Company’s common stock at an exercise price of $0.05 per share, which represents the fair value of the Company’s common stock on the date of grant. Per the terms of the stock option agreement, the shares (i) stock option grants for 4,400,000 shares vested immediately; and (ii) stock option grants for 14,100,000 shares vest quarterly over thirty six months starting October 10, 2014 to October 9, 2017.  The term was five years, and the options could be exercised on a cashless basis. The Company valued the options at $263,908 using the Black-Scholes option pricing model using the following assumptions: (i) dividend yield of 0%; (ii) expected volatility of 161.5%; (iii) risk free rate of 0.78%, (iv) expected term of 3 years, and a per share market price of $0.04, which was below the $0.05 per share closing price of the Company’s shares on October 10, 2014. The Company expensed $69,996 during the year ended December 31, 2014. Beginning in January 2015 and ending October 2017, the Company will expense the $194,922 over the 33-month remaining vesting term of the option.

On December 10, 2014, the Company’s Board of Directors granted 23 employees, a stock option grant via the Company’s 2011 Stock Incentive Plan to purchase a total 7,220,000 shares of the Company’s common stock at an exercise price of $0.05 per share, which represents the fair value of the Company’s common stock on the date of grant. Per the terms of the stock option agreement, the shares vest (i) stock option grants for 1,000,000 shares vested immediately; and (ii) stock option grants for 6,220,000 shares vest over thirty six months starting December 10, 2014 to December, 2017.  The term was five years, and the options could be exercised on a cashless basis. The Company valued the options at $102,286 using the Black-Scholes option pricing model using the following assumptions: (i) dividend yield of 0%; (ii) expected volatility of 149.8%; (iii) risk free rate of 0.78%, (iv) expected term of 3 years, and a per share market price of $0.04, which was below the $0.05 per share closing price of the Company’s shares on December 10, 2014. The Company expensed $7,098 during the year ended December 31, 2014. Beginning in January 2015 and ending December 2017, the Company will expense the $95,187 over the 35-month remaining vesting term of the option.

On October 17, 2014, the Company entered into a Settlement Agreement and Release with Mr. Robert Hunt, whereby the Parties cancelled the Executive Services Agreement dated June 7, 2013 and his stock option grant for 12,000,000 shares.

As of December 31, 2014, there are 40,720,000 options to purchase common stock at an average exercise price of $0.058 per share outstanding under the 2011 Stock Incentive Plan. The Company recorded $724,267 and $146,633 of compensation expense, net of related tax effects, relative to stock options for the years ended December 31, 2014 and 2013 in accordance with ASC 505. Net loss per share (basic and diluted) associated with this expense was approximately ($0.00). At December 31, 2014, there is approximately $541,011 of total unrecognized costs related to employee granted stock options that are not vested. These costs are expected to be recognized over a period of approximately 4.71 years.

Stock option activity for the years ended December 31, 2014 and 2013 was as follows:

	Weighted Average
	Options	Exercise Price	$
Outstanding as of December 31, 2012	12,851,187	$0.098		$1,259,781
Granted	34,000,000	0.070		2,386,000
Exercised	-	-		-
Forfeitures	(6,000,000)	(0.030)		(180,108)
Outstanding as of December 31, 2013	40,851,187	0.085		3,465,673
Granted	49,720,000	0.075		3,706,000
Exercised	(5,126,187)	(0.13)		(682,923)
Forfeitures	(44,725,000)	(0.092)		(4,132,751)
Outstanding as of December 31, 2014	40,720,000	$0.058		$2,356,000

The following table summarizes information about stock options outstanding and exercisable at December 31, 2014:

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exerciseable	Exerciseable	Exerciseable
$0.05	24,720,000	4.80	$0.050	5,758,333	$0.050
0.07	16,000,000	4.58	0.070	1,944,444	0.070
	40,720,000	4.71	$0.058	7,702,777	$0.056

Stock option grants totaling 40,720,000 shares of common stock have an intrinsic value of $0 as of December 31, 2014.